Description of Business and Significant Accounting Policies - Narrative (Details) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Aug. 11, 2021	Mar. 31, 2022 USD ($) segment $ / shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Debt Instrument [Line Items]
Accumulated deficit		$ (442,677)		$ (400,896)	$ (232,883)
Net cash used in operating activities		(38,793)	$ (24,899)	(126,001)	$ (48,354)
Cash, cash equivalents, and investments		$ 36,400		$ 81,400
Entity shares issued per acquiree share, ratio	2.4835
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.000004		$ 0.000004	$ 0.000004
Number of operating segments | segment		1
Number of reportable segments | segment		1
Convertible Notes | 8.00% – 2020 Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage				0.08%
Convertible Notes | 3.00% – 2020 Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage		3.00%		3.00%